Note 12 - Income Taxes - Income Tax Expense (Details) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
U.S. Federal, Current Income Tax Expense (Benefit)	$ (624,825)	$ 666,517	$ (640,652)
U.S. Federal, Deferred Income Tax Expense (Benefit)	2,098,615	(370,553)	930,956
U.S. Federal, Net Income Tax Expense (Benefit)	1,473,790	295,964	290,304
State, Income Tax Expense (Benefit)	(120,917)	24,680	(10,307)
State, Deferred Income Tax Expense (Benefit)	129,509	(52,971)	67,791
State, Income Tax Expense (Benefit)	8,592	(28,291)	57,484
Total Current Income Tax Expense (Benefit)	(745,742)	691,197	(650,959)
Total Deferred Income Tax Expense (Benefit)	2,228,124	(423,524)	998,747
Total Net Income Tax Expense (Benefit)	$ 1,482,382	$ 267,673	$ 347,788